Recoverable Taxes - Schedule of Recoverable Taxes (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Schedule of Recoverable Taxes [Abstract]
Value-added tax on sales and services – ICMS / IVA / VAT / GST	$ 767,136	$ 650,728
Social contribution on billings - PIS and COFINS	392,844	404,673
Withholding income tax - IRRF / IRPJ	1,388,960	960,161
Excise tax – IPI	17,778	16,176
Reintegra	4,997	7,657
Other	12,422	10,788
Recoverable taxes	2,584,137	2,050,183
Current	670,077	637,728
Non-current	$ 1,914,060	$ 1,412,455